Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	17,000,000
Proposed Maximum Offering Price per Unit	9.24
Maximum Aggregate Offering Price	$ 157,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,692.75
Offering Note	(A) Represents 17,000,000 shares of common stock, par value $0.0001 ("Common Stock") of Abacus Global Management, Inc. (the "Registrant"), which are reserved for issuance under the Abacus Global Management, Inc. 2026 Long-Term Equity Incentive Plan. Registration fee estimated pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act") and based on the average of the high and low prices of the Registrant's Common Stock, as reported on the New York Stock Exchange on June 11, 2026. (B) Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminate number of additional shares of Common Stock that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of shares of Common Stock.